EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.46%
96,819	Americredit Automobile Receivables Trust Series 2022-1 Class A2 2.05%, 01/20/2026	$ 95,753
370,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2023-4A Class A 5.49%, 06/20/2029	369,852
234,990	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	216,889
793,178	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	564,105
224,620	E-Carat 11 PLC(c) GBP, 4.68%, 05/18/2028 1-day SONIA + 0.58%	277,167
800,000	Exeter Automobile Receivables Trust Series 2021-2A Class C 0.98%, 06/15/2026	778,171
1,232,000	Ford Auto Securitization Trust II Asset-Backed Notes(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	928,037
418,087	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 5.81%, 01/17/2038 1-mo. LIBOR + 1.10%	416,385
1,000,000	MBarc Credit Canada Inc(b) Series 2021-AA Class A3 CAD, 0.93%, 02/17/2026	723,548
282,000	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	278,334
539,672	Octagon 61 Ltd(b)(c) Series 2023-2A Class A 6.45%, 04/20/2036 3-mo. SOFR + 1.85%	539,672
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	875,001
339,116	Oscar US Funding X LLC(b) Series 2019-10 Class A4 3.27%, 05/10/2026	336,052
306,323	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	292,263
380,876	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	346,597
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	157,448
Principal Amount(a)		Fair Value
Non-Agency — (continued)
895,833	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	$ 766,399
	Tricon American Homes Trust(b)
	Series 2017-SFR2 Class A
1,286,457	2.93%, 01/17/2036	1,256,966
	Series 2019-SFR1 Class A
570,934	2.75%, 03/17/2038	533,756
605,309	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	558,833
574,000	Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.32%, 03/16/2048	574,000
		10,885,228
U.S. Government Agency — 0.18%
290,726	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	273,512
546,317	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	514,791
		788,303
TOTAL ASSET-BACKED SECURITIES — 2.64% (Cost $12,313,298)		$11,673,531
CORPORATE BONDS AND NOTES
Basic Materials — 0.51%
225,000	Braskem Idesa SAPI(b) 6.99%, 02/20/2032	169,816
	Celanese US Holdings LLC
1,147,000	EUR, 5.34%, 01/19/2029	1,218,260
393,000	6.38%, 07/15/2032	398,380
283,000	Nutrien Ltd 4.90%, 03/27/2028	282,917
200,000	POSCO(b) 5.75%, 01/17/2028	206,453
		2,275,826
Communications — 2.24%
	AT&T Inc
5,446,000	0.90%, 03/25/2024	5,209,432
370,000	EUR, 0.25%, 03/04/2026	364,669
1,650,000	EUR, 1.60%, 05/19/2028	1,611,531
160,000	4.50%, 05/15/2035	149,882

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
683,000	4.80%, 03/01/2050	$ 520,578
924,000	3.85%, 04/01/2061	576,101
655,000	Rakuten Group Inc(d) EUR, 4.25%, Perpetual	333,865
	Verizon Communications Inc
420,000	2.55%, 03/21/2031	357,794
369,000	EUR, 4.75%, 10/31/2034	425,632
400,000	4.27%, 01/15/2036	371,051
		9,920,535
Consumer, Cyclical — 0.87%
	Ford Motor Co
435,000	3.25%, 02/12/2032	341,891
864,000	6.10%, 08/19/2032	837,264
436,000	4.75%, 01/15/2043	334,338
396,000	General Motors Financial Co Inc 2.40%, 04/10/2028	345,750
1,062,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	961,654
	Warnermedia Holdings Inc(b)
347,000	5.05%, 03/15/2042	290,243
475,000	5.14%, 03/15/2052	384,861
430,000	5.39%, 03/15/2062	347,576
		3,843,577
Consumer, Non-Cyclical — 2.22%
1,056,000	AbbVie Inc 2.95%, 11/21/2026	1,004,771
	Amgen Inc
450,000	5.60%, 03/02/2043	463,635
510,000	5.65%, 03/02/2053	530,758
450,000	5.75%, 03/02/2063	466,936
578,000	Anheuser-Busch InBev SA EUR, 3.70%, 04/02/2040	590,514
	ASTM SpA
800,000	EUR, 1.50%, 01/25/2030	696,295
600,000	EUR, 2.38%, 11/25/2033	502,791
	Autostrade per l'Italia SpA
250,000	EUR, 1.88%, 09/26/2029	227,458
1,556,000	EUR, 2.00%, 01/15/2030	1,403,438
825,000	BAT International Finance PLC EUR, 2.25%, 01/16/2030	734,499
350,000	British American Tobacco PLC(d) EUR, 3.00%, Perpetual	308,148
475,000	DH Europe Finance II SARL EUR, 0.20%, 03/18/2026	468,932
419,000	GE HealthCare Technologies Inc(b)(e) 5.91%, 11/22/2032	446,161
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	560,089
230,000	Humana Inc 5.50%, 03/15/2053	234,124
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
540,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b) 3.63%, 01/15/2032	$ 447,644
	Thermo Fisher Scientific Finance I BV
150,000	EUR, 1.63%, 10/18/2041	113,160
260,000	EUR, 2.00%, 10/18/2051	182,038
646,000	Viatris Inc 4.00%, 06/22/2050	424,762
		9,806,153
Energy — 2.53%
480,000	Enbridge Inc 5.70%, 03/08/2033	499,269
290,000	MPLX LP 5.00%, 03/01/2033	283,785
171,180,000	Petroleos Mexicanos MXN, 7.19%, 09/12/2024	8,729,304
303,000	Western Midstream Operating LP 6.15%, 04/01/2033	307,109
1,300,000	Wintershall Dea Finance 2 BV(d) EUR, 3.00%, Perpetual	1,039,769
400,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	334,849
		11,194,085
Financial — 13.26%
	Avolon Holdings Funding Ltd(b)
2,599,000	4.25%, 04/15/2026	2,443,776
1,692,000	2.75%, 02/21/2028	1,412,258
300,000	Banco de Credito Social Cooperativo SA EUR, 5.25%, 11/27/2031	247,693
1,200,000	Banco de Sabadell SA(d) EUR, 5.75%, Perpetual	1,002,499
	Bank of America Corp
300,000	EUR, 0.69%, 03/22/2031	257,467
638,000	EUR, 2.82%, 04/27/2033	616,392
	Barclays PLC
320,000	GBP, 9.25%, Perpetual(d)	355,946
200,000	2.89%, 11/24/2032	160,368
1,226,000	EUR, 5.26%, 01/29/2034	1,350,371
880,000	Berkshire Hathaway Finance Corp EUR, 1.50%, 03/18/2030	837,768
	BNP Paribas SA
990,000	7.75%, Perpetual(b)(d)	947,628
1,300,000	EUR, 0.88%, 07/11/2030	1,141,109
600,000	EUR, 2.10%, 04/07/2032	548,548
1,400,000	BPCE SA EUR, 2.13%, 10/13/2046	1,087,277
446,000	Chubb INA Holdings Inc EUR, 1.40%, 06/15/2031	398,994
500,000	Citigroup Inc 4.91%, 05/24/2033	490,766

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
1,200,000	Commerzbank AG(d) EUR, 6.13%, Perpetual	$ 1,107,939
	Credit Suisse Group AG
660,000	EUR, 0.65%, 01/14/2028	590,799
1,850,000	EUR, 7.75%, 03/01/2029	2,185,278
1,923,000	EUR, 2.88%, 04/02/2032	1,726,400
784,000	3.09%, 05/14/2032(b)	630,312
830,000	9.02%, 11/15/2033(b)	983,467
	Deutsche Bank AG
390,000	6.72%, 01/18/2029	387,274
2,500,000	EUR, 1.75%, 11/19/2030	2,127,158
300,000	EUR, 5.63%, 05/19/2031	307,505
1,700,000	3.55%, 09/18/2031	1,394,297
325,000	Digital Euro Finco LLC REIT EUR, 2.63%, 04/15/2024	344,140
1,225,000	Hammerson Ireland Finance Designated Activity Co REIT EUR, 1.75%, 06/03/2027	1,065,599
	HSBC Holdings PLC
200,000	3.97%, 05/22/2030	180,440
204,000	5.40%, 08/11/2033	201,635
800,000	Ibercaja Banco SA EUR, 2.75%, 07/23/2030	719,903
	ING Groep NV
1,200,000	EUR, 0.88%, 11/29/2030	1,036,654
500,000	EUR, 1.75%, 02/16/2031	455,427
	Intesa Sanpaolo SpA
1,234,000	EUR, 5.88%, Perpetual(d)	1,047,203
1,120,000	EUR, 7.75%, Perpetual(d)	1,164,541
650,000	8.25%, 11/21/2033(b)	688,630
	JPMorgan Chase & Co
2,610,000	3.85%, 06/14/2025	2,559,241
1,100,000	EUR, 1.96%, 03/23/2030	1,053,012
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	978,698
	Logicor Financing SARL
269,000	EUR, 3.25%, 11/13/2028	234,421
158,000	EUR, 1.63%, 01/17/2030	119,262
729,000	EUR, 0.88%, 01/14/2031	490,851
524,000	EUR, 2.00%, 01/17/2034	338,234
1,283,000	Mizuho Financial Group Inc EUR, 4.03%, 09/05/2032	1,349,198
	Morgan Stanley
1,338,000	EUR, 4.66%, 03/02/2029	1,476,030
2,013,000	EUR, 5.15%, 01/25/2034	2,287,910
475,000	MPT Operating Partnership LP / MPT Finance Corp REIT EUR, 0.99%, 10/15/2026	346,291
1,154,000	Nasdaq Inc EUR, 0.90%, 07/30/2033	907,386
487,000	National Australia Bank Ltd 3.93%, 08/02/2034	426,161
427,000	Nationwide Building Society(d) GBP, 5.75%, Perpetual	422,294
310,000	NatWest Group PLC(d) 6.00%, Perpetual	282,751
690,000	Nomura Holdings Inc 6.18%, 01/18/2033	702,061
Principal Amount(a)		Fair Value
Financial — (continued)
	Raiffeisen Bank International AG
100,000	EUR, 0.05%, 09/01/2027	$ 87,112
900,000	EUR, 2.88%, 06/18/2032	757,124
300,000	EUR, 7.38%, 12/20/2032	314,256
2,388,000	Samhallsbyggnadsbolaget i Norden AB(d) EUR, 2.62%, Perpetual	958,225
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	568,365
840,000	1.88%, 01/15/2026	758,878
	Segro Capital SARL REIT
354,000	EUR, 1.88%, 03/23/2030	303,623
100,000	EUR, 0.50%, 09/22/2031	73,438
320,000	SELP Finance SARL REIT EUR, 3.75%, 08/10/2027	318,209
1,416,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	1,011,603
350,000	Societe Generale SA(b)(d) 9.38%, Perpetual	331,187
640,000	Sumitomo Mitsui Financial Group Inc 5.77%, 01/13/2033	668,394
1,512,000	Toronto-Dominion Bank EUR, 1.95%, 04/08/2030	1,417,815
1,671,000	UBS Group AG EUR, 0.88%, 11/03/2031	1,310,943
100,000	Vonovia Finance BV EUR, 0.50%, 09/14/2029	79,507
	Vonovia SE
100,000	EUR, 0.63%, 12/14/2029	79,150
1,200,000	EUR, 2.38%, 03/25/2032	1,004,042
800,000	EUR, 0.75%, 09/01/2032	555,717
	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT(b)
660,000	2.88%, 01/15/2027	568,929
703,000	4.75%, 09/17/2044	511,327
90,000	4.63%, 09/20/2048	63,776
1,366,000	Wells Fargo & Co EUR, 1.74%, 05/04/2030	1,277,781
		58,636,663
Industrial — 1.08%
1,300,000	Abertis Infraestructuras Finance BV(d) EUR, 3.25%, Perpetual	1,253,362
900,000	Cellnex Finance Co SA EUR, 2.25%, 04/12/2026	916,142
965,000	FedEx Corp EUR, 0.95%, 05/04/2033	758,736
1,440,000	Honeywell International Inc EUR, 4.13%, 11/02/2034	1,582,397
	Regal Rexnord Corp(b)
130,000	6.30%, 02/15/2030	130,898
130,000	6.40%, 04/15/2033	130,080
		4,771,615

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Technology — 1.36%
450,000	Dell International LLC / EMC Corp 5.75%, 02/01/2033	$ 452,771
	Intel Corp
240,000	5.13%, 02/10/2030	244,430
800,000	5.20%, 02/10/2033	814,793
180,000	5.63%, 02/10/2043	184,471
520,000	4.90%, 08/05/2052	484,507
450,000	5.70%, 02/10/2053	459,268
500,000	5.90%, 02/10/2063	514,619
350,000	Micron Technology Inc 6.75%, 11/01/2029	371,812
	Oracle Corp
520,000	6.15%, 11/09/2029	553,866
1,074,000	3.65%, 03/25/2041	828,603
1,400,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	1,087,754
		5,996,894
Utilities — 2.45%
218,000	Duke Energy Indiana LLC 5.40%, 04/01/2053	222,009
400,000	EDP Finance BV EUR, 1.88%, 09/21/2029	384,834
	Electricite de France SA
1,200,000	EUR, 2.63%, Perpetual(d)	1,031,364
200,000	EUR, 3.00%, Perpetual(d)	177,152
500,000	EUR, 5.38%, Perpetual(d)	517,112
400,000	GBP, 6.00%, Perpetual(d)	438,372
400,000	EUR, 7.50%, Perpetual(d)	423,816
1,000,000	EUR, 2.00%, 12/09/2049	654,076
310,000	Enel Finance International NV(b) 7.50%, 10/14/2032	345,376
190,000	Indiana Michigan Power Co 5.63%, 04/01/2053	197,836
1,553,000	National Grid North America Inc EUR, 1.05%, 01/20/2031	1,352,290
122,000	NiSource Inc 5.25%, 03/30/2028	124,103
468,000	Public Service Co of Colorado 5.25%, 04/01/2053	476,708
510,000	Southern Co EUR, 1.88%, 09/15/2081	435,702
	Suez SACA
1,300,000	EUR, 2.38%, 05/24/2030	1,260,380
100,000	EUR, 2.88%, 05/24/2034	94,647
994,000	Virginia Electric & Power Co 5.00%, 04/01/2033	1,001,578
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	970,031
834,000	4.30%, 07/15/2029	746,603
		10,853,989
TOTAL CORPORATE BONDS AND NOTES — 26.52% (Cost $129,766,906)		$117,299,337
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
739,000	Africa Finance Corp 4.38%, 04/17/2026	$ 688,127
	African Export-Import Bank
550,000	5.25%, 10/11/2023	545,875
3,334,000	3.80%, 05/17/2031	2,683,870
	Australia Government Bond
2,300,000	AUD, 4.50%, 04/21/2033	1,693,273
500,000	AUD, 3.00%, 03/21/2047	292,108
3,680,000	Banque Ouest Africaine de Developpement EUR, 2.75%, 01/22/2033	2,953,722
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	109,793
14,100(f)	Brazil Notas do Tesouro Nacional Serie F BRL, 10.00%, 01/01/2033	2,438,076
	Bundesrepublik Deutschland Bundesanleihe
1,500,000	EUR, 2.24%, 02/15/2032	1,334,666
2,684,000	EUR, 0.00%, 05/15/2036	2,127,319
493,000	EUR, 4.75%, 07/04/2040	706,576
531,000	EUR, 2.50%, 08/15/2046	589,620
2,550,000	EUR, 0.00%, 08/15/2052	1,419,806
	Bundesschatzanweisungen
2,225,000	EUR, 0.40%, 09/13/2024	2,332,452
4,275,000	EUR, 2.20%, 12/12/2024	4,592,955
	Canadian Government Bond
2,325,000	CAD, 1.00%, 09/01/2026	1,596,879
9,260,000	CAD, 0.50%, 12/01/2030	5,747,874
2,125,000	CAD, 2.50%, 12/01/2032	1,515,723
1,900,000	CAD, 1.75%, 12/01/2053	1,053,259
39,400,000	China Government Bond CNY, 3.81%, 09/14/2050	6,313,101
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	281,002
	European Union
1,200,000	EUR, 1.38%, 10/04/2029	1,182,121
1,087,000	EUR, 0.40%, 02/04/2037	810,214
460,000	EUR, 0.45%, 07/04/2041	304,766
168,000	EUR, 2.63%, 02/04/2048	161,709
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	739,914
	French Republic Government Bond OAT
2,975,000	EUR, 0.25%, 11/25/2026	2,958,358
366,034	EUR, 2.72%, 11/25/2031	314,099
3,200,000	EUR, 0.00%, 05/25/2032	2,701,190
950,000	EUR, 0.75%, 05/25/2052	561,916
3,423,000	Hellenic Republic Government Bond(b) EUR, 4.25%, 06/15/2033	3,712,593
276,000,000	Hungary Government Bond HUF, 4.75%, 11/24/2032	596,043
286,078,000	Iceland Rikisbref ISK, 4.50%, 02/17/2042	1,686,361
	Indonesia Treasury Bond
18,827,000,000	IDR, 7.00%, 09/15/2030	1,282,712
10,350,000,000	IDR, 7.50%, 04/15/2040	718,621

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,100,000	Ireland Government Bond EUR, 3.40%, 03/18/2024	$ 2,285,583
	Italy Buoni Poliennali Del Tesoro
956,000	EUR, 0.90%, 04/01/2031	827,594
409,000	EUR, 2.45%, 09/01/2033(b)	382,069
1,002,000	EUR, 0.95%, 03/01/2037(b)	719,026
699,000	EUR, 2.15%, 03/01/2072(b)	440,423
	Japan Government Five Year Bond
600,000,000	JPY, 0.10%, 09/20/2023	4,524,165
125,650,000	JPY, 0.01%, 09/20/2026	947,085
	Japan Government Ten Year Bond
1,339,000,000	JPY, 0.80%, 09/20/2023	10,129,001
669,400,000	JPY, 0.10%, 03/20/2027	5,056,131
600,000,000	JPY, 0.10%, 12/20/2027	4,522,493
466,150,000	JPY, 0.10%, 09/20/2031	3,447,421
	Japan Government Thirty Year Bond
589,700,000	JPY, 1.50%, 03/20/2045	4,784,309
163,700,000	JPY, 0.80%, 12/20/2047	1,134,366
752,750,000	JPY, 0.70%, 12/20/2048	5,022,547
184,350,000	JPY, 0.40%, 03/20/2050	1,118,665
88,950,000	JPY, 0.70%, 12/20/2050	581,640
	Japan Government Twenty Year Bond
209,100,000	JPY, 2.10%, 12/20/2029	1,773,968
22,250,000	JPY, 1.70%, 09/20/2033	188,621
431,500,000	JPY, 1.50%, 06/20/2034	3,592,946
94,000,000	JPY, 0.40%, 03/20/2036	686,400
430,900,000	JPY, 1.40%, 12/20/2042	3,455,119
1,225,000	Kingdom of Belgium Government Bond(b) EUR, 1.90%, 06/22/2038	1,118,769
1,420,000,000	Korea Treasury Bond KRW, 3.13%, 09/10/2052	1,042,442
3,490,000	Malaysia Government Bond MYR, 4.23%, 06/30/2031	807,158
	Mexican Bonos
475,000(g)	MXN, 5.75%, 03/05/2026	2,377,135
1,321,000(g)	MXN, 7.75%, 05/29/2031	6,875,505
	Mexico Government International Bond
1,957,000	EUR, 2.13%, 10/25/2051	1,180,571
3,990,000	EUR, 4.00%, 03/15/2115	3,068,399
	New Zealand Government Bond
7,343,000	NZD, 2.00%, 05/15/2032	3,829,250
10,524,000	NZD, 3.50%, 04/14/2033	6,202,907
200,000	Panama Government International Bond 6.85%, 03/28/2054	205,066
393,000	Peru Government Bond PEN, 6.15%, 08/12/2032	95,400
500,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 1.65%, 07/16/2032	477,306
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,312,000	Republic of Poland Government Bond(e) PLN, 3.25%, 07/25/2025	$ 504,034
1,057,000	Republic of Poland Government International Bond 5.50%, 04/04/2053	1,069,684
	Republic of South Africa Government Bond
39,966,000	ZAR, 8.88%, 02/28/2035	1,923,665
65,252,477	ZAR, 8.50%, 01/31/2037(e)	2,946,898
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026	2,273,244
680,000	6.63%, 02/17/2028(b)	704,963
654,000	EUR, 2.88%, 05/26/2028	623,167
690,000	EUR, 6.63%, 09/27/2029(b)	760,468
151,000	EUR, 2.50%, 02/08/2030	131,008
405,000	EUR, 3.62%, 05/26/2030(b)	371,145
98,000	EUR, 3.62%, 05/26/2030	89,808
911,000	EUR, 1.75%, 07/13/2030	724,965
584,000	EUR, 2.12%, 07/16/2031	459,445
409,000	EUR, 2.00%, 01/28/2032	312,051
1,074,000	EUR, 2.00%, 04/14/2033	792,431
362,000	EUR, 3.88%, 10/29/2035	298,856
298,000	EUR, 3.38%, 02/08/2038	224,224
2,579,000	EUR, 2.63%, 12/02/2040	1,616,596
2,035,000	EUR, 2.75%, 04/14/2041	1,292,930
2,174,000	EUR, 2.88%, 04/13/2042	1,377,470
623,000	EUR, 4.63%, 04/03/2049	500,684
457,000	EUR, 3.38%, 01/28/2050	298,651
270,000	7.63%, 01/17/2053(b)	288,722
800,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	592,426
350,000	Slovenia Government Bond EUR, 3.71%, 02/12/2031	293,808
7,055,000	Spain Government Bond(b) EUR, 0.70%, 04/30/2032	6,147,417
3,975,000	Sweden Government Bond SEK, 2.25%, 06/01/2032	383,268
925,000	Swiss Confederation Government Bond CHF, 0.50%, 06/27/2032	951,114
16,750,000	Thailand Government Bond THB, 3.39%, 06/17/2037	530,496
	United Kingdom Gilt
900,000	GBP, 1.25%, 07/22/2027	1,014,199
9,541	GBP, 4.75%, 12/07/2030	12,858
2,990,000	GBP, 1.00%, 01/31/2032	3,001,741
2,729,140	GBP, 3.50%, 01/22/2045	3,171,820
4,880,000	GBP, 1.25%, 07/31/2051	3,350,999
200,000	GBP, 3.75%, 07/22/2052	242,323
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 40.90% (Cost $205,528,203)		$180,923,751

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.18%
240,345	Brass No 10 PLC(b)(h) Series 10A Class A1 0.67%, 04/16/2069	$ 231,250
900,000	BXHPP Trust(b)(c) Series 2021-FILM Class B 5.58%, 08/15/2036 1-mo. LIBOR + 0.90%	823,261
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 5.63%, 11/15/2036 1-mo. LIBOR + 0.95%	412,501
297,752	CHC Commercial Mortgage Trust(b)(c) Series 2019-CHC Class B 6.18%, 06/15/2034 1-mo. LIBOR + 1.50%	285,591
1,150,000	COMM Mortgage Trust(b) Series 2020-CX Class A 2.17%, 11/10/2046	895,285
478,551	HPLY Trust(b)(c) Series 2019-HIT Class A 5.68%, 11/15/2036 1-mo. LIBOR + 1.00%	467,701
247,500	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 2A GBP, 4.67%, 12/22/2069 1-day SONIA + 0.57%	305,518
572,482	New Residential Mortgage Loan Trust(b)(h) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	487,651
200,000	Paragon Mortgages No 25 PLC(c) Series 25 Class B GBP, 5.15%, 05/15/2050 1-day SONIA + 1.07%	246,384
414,475	Tower Bridge Funding PLC(c) Series 2021-2 Class A GBP, 4.87%, 11/20/2063 1-day SONIA + 0.78%	506,626
590,864	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 5.83%, 02/15/2040 1-mo. LIBOR + 1.15%	558,425
		5,220,193
U.S. Government Agency — 16.50%
541,532	FARM Mortgage Trust(b)(h) Series 2021-1 Class A 2.18%, 01/25/2051	438,376
	Federal Home Loan Mortgage Corp
815,752	3.00%, 05/01/2050	739,769
1,244,272	2.50%, 10/01/2050	1,087,641
923,191	2.00%, 08/01/2051	766,569
4,057,665	2.00%, 04/01/2052	3,364,606
4,045,272	3.50%, 06/01/2052	3,759,114
4,299,800	4.00%, 06/01/2052	4,112,329
2,787,109	5.00%, 07/01/2052	2,780,862
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
157,369	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 6.48%, 01/25/2051 1-mo. SOFR + 2.00%	$ 147,709
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
296,503	3.37%, 07/25/2025	287,788
	Series KL3W Class AFLW
405,419	5.12%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	404,324
	Federal National Mortgage Association
3,445,259	3.00%, 06/01/2050	3,137,664
2,955,175	2.50%, 08/01/2051	2,585,869
2,280,073	3.00%, 08/01/2051	2,075,719
2,228,351	2.00%, 11/01/2051	1,857,835
3,202,000	2.50%, 04/01/2052	2,790,680
1,823,927	3.50%, 06/01/2052	1,694,908
4,558,113	4.00%, 06/01/2052	4,359,378
8,401,516	4.50%, 06/01/2052	8,232,008
3,643,266	5.00%, 07/01/2052	3,634,341
483,727	5.00%, 10/01/2052	482,394
8,000,000	Government National Mortgage Association 3.50%, TBA	7,499,687
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
155,397	4.50%, 06/25/2057	150,248
	Series 2018-4 Class M55D
258,022	4.00%, 03/25/2058	247,819
	Series 2019-3 Class M55D
196,594	4.00%, 10/25/2058	188,292
	Series 2020-3 Class TTU
305,941	2.50%, 05/25/2060	280,523
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
284,856	3.50%, 11/25/2028	272,982
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	374,042
	Series 2019-2 Class A1C
324,041	2.75%, 09/25/2029	299,616
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	443,189
	Uniform Mortgage-Backed Security(i)
5,700,000	2.00%, TBA	4,711,917
3,000,000	2.50%, TBA	2,585,625
8,000,000	3.00%, TBA	7,178,077
		72,971,900
TOTAL MORTGAGE-BACKED SECURITIES — 17.68% (Cost $79,935,899)		$78,192,093

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,000,000	1.75%, 07/31/2024	$ 5,794,687
2,000,000	1.50%, 09/30/2024	1,918,984
5,000,000	0.50%, 03/31/2025	4,663,477
2,166,800	2.13%, 05/15/2025	2,083,006
5,406,800	0.88%, 06/30/2026	4,930,115
2,900,000	2.25%, 11/15/2027	2,727,813
2,699,400	2.88%, 05/15/2028	2,603,867
2,500,000	2.88%, 08/15/2028	2,407,715
1,200,000	5.50%, 08/15/2028(e)	1,307,578
3,275,000	3.88%, 12/31/2029	3,295,839
1,240,300	1.88%, 02/15/2032	1,088,557
1,050,000	4.13%, 11/15/2032	1,103,320
432,000	3.50%, 02/15/2033	432,675
5,685,000	1.13%, 05/15/2040	3,782,968
6,050,000	1.88%, 02/15/2041	4,524,738
1,732,800	3.63%, 08/15/2043	1,681,899
3,339,100	3.38%, 11/15/2048	3,123,363
1,225,000	2.25%, 02/15/2052	913,486
1,275,000	3.63%, 02/15/2053	1,265,836
TOTAL U.S. TREASURY BONDS AND NOTES — 11.22% (Cost $52,973,000)		$49,649,923
Contract Size
PURCHASED OPTIONS
0	EUR/CZK Currency Put Option, exercise price 23.81, expiration April 13, 2023, notional amount 1,044,000	15,745
0	EUR/HUF Currency Put Option, exercise price 383.88, expiration April 20, 2023, notional amount 815,000	12,235
0	EUR/SEK Currency Call Option, exercise price 11.45, expiration April 4, 2023, notional amount 1,048,000	2,908
0	EUR/SEK Currency Put Option, exercise price 11.03, expiration April 24, 2023, notional amount 1,048,000	1,694
0	EUR/USD Currency Put Option, exercise price 1.10, expiration April 3, 2023, notional amount 1,102,000	15,579
Contract Size		Fair Value
Purchased Options — (continued)
0	USD/MXN Currency Put Option, exercise price 18.65, expiration March 31, 2023, notional amount 559,000	$ 18,792
TOTAL PURCHASED OPTIONS — 0.01% (Cost $37,840)		$66,953
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.21%
$ 1,591,930	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $1,591,930 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(j)	1,591,930
1,881,527	Undivided interest of 1.26% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $1,881,527 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(j)	1,881,527

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$ 1,881,527	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $1,881,527 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(j)
$ 1,881,527
TOTAL SHORT TERM INVESTMENTS — 1.21% (Cost $5,354,984)	$5,354,984
TOTAL INVESTMENTS — 100.18% (Cost $485,910,130)	$443,160,572
OTHER ASSETS & LIABILITIES, NET — (0.18)%	$(806,159)
TOTAL NET ASSETS — 100.00%	$442,354,413
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2023.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	All or a portion of the security is on loan at March 31, 2023.
(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
10 Year Commonwealth Treasury Bond Futures	96	AUD	9,283,680	June 2023	$5,202
10 Year Euro Treasury Note Futures	14	EUR	1,832,220	June 2023	(71,184)
Canadian 10 Year Bond Futures	82	CAD	10,345,120	June 2023	(275,507)
CME 3-mo. SOFR Futures	426	USD	101,920,500	December 2023	415,621
Euro-Bobl Futures	267	EUR	31,473,960	June 2023	(73,713)
Euro-BTP Futures	46	EUR	5,306,100	June 2023	(229,643)
Euro-Bund Futures	121	EUR	16,436,640	June 2023	(587,567)
Euro-Buxl 30 Year Bond Futures	16	EUR	2,253,760	June 2023	(143,686)
Japan 10 Year Bond Futures	33	JPY	4,887,960,000	June 2023	(686,753)
Long Gilt Futures	3	GBP	310,050	June 2023	(11,347)
U.S. 10 Year Treasury Note Futures	10	USD	1,149,219	June 2023	(38,125)
U.S. 10 Year Treasury Ultra Futures	9	USD	1,090,266	June 2023	(38,362)
Long
Euro-Bobl Futures	36	EUR	4,243,680	June 2023	100,717
Euro-Buxl 30 Year Bond Futures	4	EUR	563,440	June 2023	41,155
Euro-Schatz Futures	38	EUR	4,016,410	June 2023	41,951
U.S. 10 Year Treasury Note Futures	2	USD	229,844	June 2023	(2,594)
U.S. 10 Year Treasury Ultra Futures	21	USD	2,543,953	June 2023	11,657
U.S. 2 Year Treasury Note Futures	41	USD	8,464,578	June 2023	108,564
U.S. 5 Year Treasury Note Futures	332	USD	36,356,594	June 2023	118,859
U.S. Long Bond Futures	27	USD	3,541,219	June 2023	160,102
U.S. Ultra Bond Futures	15	USD	2,116,875	June 2023	75,871
				Net Depreciation	$(1,078,782)
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
AZB	JPY	381,399,125	USD	2,947,687	April 19, 2023	$(66,153)
BA	CNY	134,410,809	USD	19,934,567	April 19, 2023	(341,864)
BA	DKK	3,204,318	USD	466,276	April 19, 2023	772
BA	EUR	866,590	HUF	344,156,547	April 19, 2023	(13,617)
BA	ILS	3,965,534	USD	1,099,768	April 19, 2023	3,401
BA	JPY	901,762,576	USD	6,780,000	April 19, 2023	32,967
BA	MXN	67,488,155	USD	3,510,793	April 19, 2023	220,596
BA	NOK	2,248,722	USD	223,217	April 19, 2023	(8,246)
BA	PLN	2,905,362	EUR	611,810	April 19, 2023	(639)
BA	SEK	5,950,107	EUR	533,632	April 19, 2023	(5,226)
BA	USD	3,442,965	GBP	2,825,997	April 19, 2023	(44,731)
BA	USD	2,000,000	JPY	263,226,000	April 19, 2023	11,283
BA	USD	5,865,636	MXN	113,610,932	April 19, 2023	(415,860)
BA	USD	604,199	THB	19,796,579	April 19, 2023	24,138
BB	COP	4,295,899,110	USD	888,657	April 19, 2023	29,230
BB	EUR	2,100,000	GBP	1,878,618	April 19, 2023	(31,327)
BB	EUR	153,000	HUF	59,079,680	May 10, 2023	2,686
BB	EUR	254,000	SEK	2,868,898	May 10, 2023	49
BB	EUR	2,005,037	USD	2,190,000	April 19, 2023	(13,154)
BB	EUR	261,236	USD	285,000	May 10, 2023	(1,027)
BB	ILS	1,294,691	USD	374,615	April 19, 2023	(14,446)
BB	INR	112,943,278	USD	1,361,583	April 19, 2023	11,848
BB	MXN	8,493,066	USD	447,628	April 19, 2023	21,950
BB	PLN	2,817,116	EUR	592,990	April 19, 2023	(621)
BB	SEK	2,867,196	EUR	254,000	May 10, 2023	1,136
BB	THB	179,697,262	USD	5,440,722	April 19, 2023	(175,397)
BB	THB	7,558,456	USD	222,110	May 10, 2023	(125)
BB	USD	600,000	CNY	4,118,700	April 19, 2023	(372)
BB	USD	21,061,835	EUR	19,376,637	May 10, 2023	(1,279)
BB	USD	484,000	GBP	392,281	April 19, 2023	(132)
BB	USD	5,850,635	MXN	113,610,932	April 19, 2023	(430,862)
BB	USD	2,208,065	PHP	121,313,317	April 19, 2023	(24,735)
BBH	CAD	75,000	USD	55,986	April 19, 2023	(485)
BBH	JPY	160,578,360	USD	1,200,000	April 19, 2023	13,196
BBH	NZD	380,000	USD	241,314	April 19, 2023	(3,717)
BBH	USD	311,764	AUD	466,656	April 19, 2023	(384)
BBH	USD	244,957	CSK	5,476,229	April 19, 2023	(7,835)
BBH	USD	408,752	EUR	375,000	April 19, 2023	1,619
BBH	USD	1,114,619	JPY	146,628,480	April 19, 2023	6,817
BBH	USD	579,795	SEK	5,988,693	April 19, 2023	2,198
BBH	USD	436,803	ZAR	7,492,345	April 19, 2023	16,690
BDS	USD	800,749	BRL	4,147,401	May 03, 2023	(12,937)
BNP	AUD	8,685,142	USD	5,872,023	April 19, 2023	(62,499)
BNP	EUR	2,129,176	CHF	2,099,743	April 19, 2023	1,623
BNP	EUR	4,183,159	GBP	3,714,168	April 19, 2023	(24,895)
BNP	EUR	2,293,933	HUF	908,902,149	April 19, 2023	(35,929)
BNP	EUR	4,333,174	PLN	20,582,299	April 19, 2023	(1,248)
BNP	EUR	12,724,354	USD	13,758,954	April 19, 2023	55,732
BNP	GBP	1,331,700	USD	1,620,969	April 19, 2023	22,544
BNP	ILS	7,981,857	USD	2,210,000	April 19, 2023	10,467
BNP	MXN	81,992,774	USD	4,238,051	April 19, 2023	295,292
BNP	PLN	5,634,825	EUR	1,185,979	April 19, 2023	(1,243)
BNP	USD	230,000	CAD	307,059	April 19, 2023	2,770
BNY	USD	133,613	BRL	705,067	May 03, 2023	(4,716)
CA	USD	341,402	GBP	285,000	April 19, 2023	(10,330)
CA	USD	5,325,179	ZAR	91,496,386	April 19, 2023	194,772
CGM	AUD	492,041	USD	330,000	May 10, 2023	(614)
CGM	BRL	11,695,252	USD	2,261,403	May 03, 2023	33,111
CGM	COP	2,992,515,829	USD	612,724	April 19, 2023	26,674
CGM	DKK	1,039,573	USD	151,766	May 10, 2023	(21)
CGM	EUR	707,862	USD	770,000	May 10, 2023	(529)
CGM	HUF	59,087,468	EUR	153,000	May 10, 2023	(2,614)
CGM	JPY	25,723,135	USD	197,000	May 10, 2023	(2,039)
CGM	KRW	3,033,299,810	USD	2,447,255	April 19, 2023	(119,866)
CGM	NOK	1,137,614	GBP	89,000	May 10, 2023	(1,031)
CGM	PEN	436,242	USD	113,860	April 19, 2023	1,913
CGM	PLN	2,791,966	EUR	587,696	April 19, 2023	(616)
CGM	USD	197,000	AUD	296,238	May 10, 2023	(1,310)
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	21,861	CNY	150,000	May 10, 2023	$(44)
CGM	USD	165,457	COP	767,721,315	April 19, 2023	1,421
CGM	USD	356,464	IDR	5,550,114,119	April 19, 2023	(14,100)
CGM	USD	638,089	MXN	11,654,690	April 19, 2023	(6,294)
CGM	USD	1,003,494	THB	33,310,994	April 19, 2023	27,446
DB	INR	61,041,795	USD	736,242	April 19, 2023	6,048
DB	USD	775,880	THB	25,425,577	April 19, 2023	30,883
FB	CLP	86,382,401	USD	100,847	April 19, 2023	7,588
GS	AUD	2,001,514	USD	1,341,509	May 10, 2023	(1,640)
GS	CAD	472,375	USD	345,000	May 10, 2023	4,660
GS	CHF	152,988	USD	166,994	May 10, 2023	931
GS	CNY	2,416,000	USD	352,082	May 10, 2023	727
GS	ILS	4,114,103	USD	1,140,232	April 19, 2023	4,268
GS	KRW	1,890,619,000	USD	1,459,734	May 10, 2023	(9,062)
GS	MXN	3,554,891	USD	188,057	April 19, 2023	8,492
GS	MXN	10,425,350	USD	574,737	May 10, 2023	(728)
GS	NOK	1,138,891	GBP	89,000	May 10, 2023	(1,032)
GS	NOK	4,025,840	USD	387,656	May 10, 2023	(2,419)
GS	PEN	450,000	USD	118,906	May 10, 2023	342
GS	PLN	1,660,275	USD	383,216	May 10, 2023	587
GS	RON	710,000	USD	155,163	May 10, 2023	238
GS	SEK	5,667,416	USD	545,868	May 10, 2023	1,353
GS	USD	1,600,000	BRL	8,110,720	May 03, 2023	8,742
GS	USD	422,179	CAD	573,000	May 10, 2023	(1,964)
GS	USD	1,151,006	COP	5,349,459,187	April 19, 2023	8,010
GS	USD	1,812,968	EUR	1,674,300	May 10, 2023	(7,058)
GS	USD	367,000	GBP	299,880	May 10, 2023	(3,270)
GS	USD	432,888	HUF	153,478,114	May 10, 2023	597
GS	USD	578,749	MXN	10,425,350	April 04, 2023	654
GS	USD	5,166,686	MXN	94,388,000	May 10, 2023	(30,216)
GS	USD	75,205	MYR	330,000	May 10, 2023	127
GS	USD	5,420,037	NZD	8,701,000	May 10, 2023	(20,090)
GS	USD	385,000	SGD	511,462	May 10, 2023	181
GS	USD	1,875,669	ZAR	34,016,136	May 10, 2023	(28,130)
HSB	CAD	464,164	USD	340,000	May 10, 2023	3,582
HSB	CNY	88,390,447	USD	12,899,015	May 10, 2023	8,674
HSB	CSK	6,540,669	USD	300,361	May 10, 2023	1,224
HSB	EUR	2,270,212	GBP	2,000,000	April 19, 2023	(14,915)
HSB	EUR	267,120	USD	289,000	May 10, 2023	1,369
HSB	GBP	1,886,578	USD	2,314,058	April 19, 2023	14,257
HSB	GBP	403,471	USD	497,000	May 10, 2023	1,176
HSB	IDR	4,448,269,000	USD	293,191	May 10, 2023	3,964
HSB	ILS	1,120,000	USD	313,582	May 10, 2023	(1,784)
HSB	JPY	26,188,174	USD	200,000	May 10, 2023	(1,515)
HSB	PLN	2,791,260	EUR	587,696	April 19, 2023	(615)
HSB	TWD	10,343,000	USD	341,240	May 10, 2023	(1,281)
HSB	USD	2,292,095	BRL	12,050,000	May 03, 2023	(72,018)
HSB	USD	570,000	CAD	783,341	May 10, 2023	(9,842)
HSB	USD	439,000	CNY	3,008,663	May 10, 2023	(356)
HSB	USD	330,914	COP	1,527,252,546	April 19, 2023	4,593
HSB	USD	285,000	EUR	264,582	May 10, 2023	(2,610)
HSB	USD	296,188	KRW	165,827,270	May 10, 2023	463
HSB	USD	331,600	MXN	6,119,528	May 10, 2023	(5,335)
HSB	USD	139,787	SGD	185,659	May 10, 2023	100
HSB	USD	1,003,494	THB	33,281,892	April 19, 2023	28,299
JPM	AUD	418,000	SEK	2,876,867	May 10, 2023	1,413
JPM	CHF	1,051,360	USD	1,146,662	April 19, 2023	4,697
JPM	CLP	91,620,000	USD	112,176	May 10, 2023	2,550
JPM	COP	940,251,000	USD	195,053	May 10, 2023	4,865
JPM	EUR	205,800	CSK	4,894,367	May 10, 2023	(493)
JPM	GBP	128,594	EUR	145,371	April 19, 2023	304
JPM	GBP	192,000	USD	236,905	May 10, 2023	163
JPM	JPY	67,659,047	USD	530,000	April 19, 2023	(18,825)
JPM	JPY	2,187,112,660	USD	16,624,799	May 10, 2023	(48,231)
JPM	MXN	18,320,063	USD	957,036	April 19, 2023	55,872
JPM	PLN	585,639	USD	133,613	April 19, 2023	1,932
JPM	SEK	2,895,862	AUD	418,000	May 10, 2023	(1,583)
JPM	SEK	4,600,394	USD	445,377	April 19, 2023	(1,678)
JPM	USD	360,000	CNY	2,475,648	April 19, 2023	(869)
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	1,550,000	EUR	1,462,798	April 19, 2023	$(38,144)
JPM	USD	260,000	GBP	213,063	April 19, 2023	(2,951)
JPM	USD	647,000	JPY	85,153,656	May 10, 2023	1,603
JPM	USD	586,917	MXN	10,733,242	April 19, 2023	(6,519)
MS	CSK	8,945,466	USD	398,143	April 19, 2023	14,795
MS	EUR	147,225	PLN	693,753	April 19, 2023	261
MS	HUF	1,365,322,303	EUR	3,311,387	April 19, 2023	150,435
MS	MXN	14,607,989	USD	768,419	April 19, 2023	39,250
MS	PLN	1,288,229	USD	292,848	April 19, 2023	5,309
MS	USD	110,173	CLP	87,226,298	April 19, 2023	679
MS	USD	147,257	COP	680,621,392	April 19, 2023	1,831
MS	USD	1,220,000	JPY	165,539,811	April 19, 2023	(30,681)
MS	USD	1,214,482	MXN	22,726,540	April 19, 2023	(42,058)
MS	USD	96,400	PEN	362,721	April 19, 2023	139
MS	USD	437,956	PLN	1,917,800	April 19, 2023	(5,913)
MS	USD	857,052	ZAR	14,761,800	April 19, 2023	29,325
MS	ZAR	55,786,580	USD	3,179,970	April 19, 2023	(51,892)
RBS	EUR	1,395,542	USD	1,500,000	April 19, 2023	15,124
RBS	GBP	344,730	EUR	390,000	April 19, 2023	812
RBS	HUF	149,159,794	EUR	373,993	April 19, 2023	4,507
RBS	NOK	57,177,705	EUR	5,337,864	April 19, 2023	(324,697)
RBS	USD	16,662,868	JPY	2,170,983,366	April 19, 2023	260,724
SAH	COP	1,838,709,671	USD	379,507	April 19, 2023	13,363
SAH	INR	123,939,125	USD	1,494,638	April 19, 2023	12,506
SEB	EUR	6,150,000	NOK	69,650,622	April 19, 2023	46,619
SEB	NOK	11,478,246	EUR	1,050,000	April 19, 2023	(39,780)
SEB	SEK	29,162,819	EUR	2,616,368	April 19, 2023	(25,620)
SEB	SEK	9,777,140	USD	938,088	April 19, 2023	4,897
SEB	USD	4,171,554	NZD	6,685,000	April 19, 2023	(8,287)
SSB	MXN	40,587,163	USD	2,120,201	April 19, 2023	123,845
SSB	USD	31,046,386	EUR	28,714,139	April 19, 2023	(128,225)
SSB	USD	44,538	IDR	682,636,598	April 19, 2023	(1,040)
TD	HUF	132,000,000	USD	346,660	April 19, 2023	27,731
TD	MXN	5,336,907	USD	282,085	April 19, 2023	12,990
TD	PLN	2,282,489	EUR	481,538	April 19, 2023	(497)
TD	USD	8,824,563	MXN	171,404,083	April 19, 2023	(652,290)
TD	USD	233,011	THB	7,727,822	April 19, 2023	6,578
UBS	CAD	776,598	USD	580,403	April 19, 2023	(5,705)
UBS	EUR	2,140,000	CHF	2,131,654	April 19, 2023	(18,177)
UBS	GBP	1,030,244	USD	1,252,536	April 19, 2023	18,937
UBS	INR	71,966,587	USD	867,538	April 19, 2023	7,602
UBS	MXN	3,567,434	USD	188,057	April 19, 2023	9,185
UBS	NZD	566,398	USD	361,636	April 19, 2023	(7,492)
UBS	RON	813,212	USD	173,201	April 19, 2023	4,931
UBS	SGD	743,586	USD	559,833	April 19, 2023	(745)
UBS	USD	1,700,000	CLP	1,373,700,300	April 19, 2023	(24,397)
UBS	USD	2,268,386	PHP	124,822,695	April 19, 2023	(29,005)
UBS	USD	899,921	THB	29,436,428	April 19, 2023	37,402
UCH	EUR	659,477	HUF	261,423,400	April 19, 2023	(10,336)
UCH	PLN	2,053,034	EUR	432,292	April 19, 2023	(452)
					Net Depreciation	$(1,497,925)
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(b)	Value	Upfront Payments/ (Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(c)	Payment Frequency
Sell Credit Protection	$	$	$			$
CDX.NA.IG.40-V1(a)	10,300,000	(115,869)	(52,894)	1.00%	June 20, 2028	(62,975)	0.76%	Quarterly
iTraxx Europe Crossover Series 39 Version 1 Index	5,050,000	(143,210)	(52,629)	5.00	June 20, 2028	(90,580)	4.36	Quarterly
Buy Credit Protection
iTraxx Europe Senior Financials Series 39 Version 1 Index	1,500,000	(955)	11,324	1.00	June 20, 2028	(12,278)	0.99	Quarterly
iTraxx Europe Series 39 Version 1 Index	6,460,000	(51,630)	(16,372)	1.00	June 20, 2028	(35,259)	0.84	Quarterly
CDX.NA.IG.40 Index(a)	31,400,000	(353,231)	(259,612)	1.00	June 20, 2028	(93,620)	0.76	Quarterly
					Net Depreciation	$(294,712)
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c) Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
At March 31, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund		Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
4.02%	3-mo. CAD-BA-CDOR	CAD	15,700,000	April 19, 2025	$(37,909)	Quarterly
5.20%	3-mo. NZD-BBR-FRA	NZD	21,900,000	April 19, 2025	51,743	Quarterly
3.73%	USD-SOFR	USD	5,137,580	July 20, 2025	(24,736)	Semi Annual
3.77%	USD-SOFR	USD	1,601,415	July 20, 2025	(6,322)	Semi Annual
3.78%	USD-SOFR	USD	627,108	July 20, 2025	(2,296)	Semi Annual
3-mo. HKD-HIBOR-HKAB	3.51%	HKD	4,921,298	July 20, 2025	3,229	Quarterly
3-mo. HKD-HIBOR-HKAB	3.48%	HKD	37,285,824	July 20, 2025	27,717	Quarterly
11.33%	1-day BR4CDI	USD	7,600,171	January 4, 2027	(47,162)	Daily
12.93%	1-day BR4CDI	USD	4,515,614	January 4, 2027	29,897	Daily
12.73%	1-day BR4CDI	USD	6,191,359	January 4, 2027	30,942	Daily
11.40%	1-day BR4CDI	USD	7,692,856	January 4, 2027	43,820	Daily
12.88%	1-day BR4CDI	USD	10,223,545	January 4, 2027	63,968	Daily
12.98%	1-day BR4CDI	USD	16,676,455	January 4, 2027	116,956	Daily
2.98%	KRW-CD-KSDA	USD	3,300,000,000	April 19, 2028	(20,226)	Quarterly
3.12%	ILS-TELBOR01	ILS	1,800,000	April 19, 2028	(12,802)	Daily
3.47%	3-mo. KLIBOR	USD	3,900,000	April 19, 2028	(7,822)	Quarterly
6-mo. EURIBOR	2.81%	EUR	4,800,000	April 19, 2028	52,844	Semi Annual
2.97%	CNYOFFIRS	USD	177,620,156	April 19, 2028	188,343	Weekly
3.96%	KRW-CD-KSDA	USD	3,722,200	January 19, 2033	209,913	Quarterly
3-mo. NZD-BBR-FRA	4.38%	NZD	6,700,000	March 22, 2033	(28,741)	Quarterly
4.04%	6-mo. AUD-BBR-BBSW	EUR	9,800,000	March 22, 2033	110,154	Semi Annual
JPY-TONA-OIS	0.72%	JPY	770,000,000	April 19, 2033	(39,034)	Semi Annual
3-mo. CAD-BA-CDOR	3.24%	CAD	3,500,000	April 19, 2033	17,906	Quarterly
6-mo. EURIBOR	1.94%	EUR	2,200,000	February 13, 2073	113,274	Semi Annual
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
			Net Appreciation	$833,656
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following exchange traded written options:
Description	Counterparty	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premium Received/ Paid	Fair Value
EUR/SEK Currency Call Option	GS	-	11.45	April 24, 2023	$1,048,000	$(6,574)	$(2,908)
EUR/SEK Currency Put Option	GS	-	10.85	April 24, 2023	1,048,000	(6,300)	(288)
EUR/HUF Currency Put Option	GS	-	379.99	April 20, 2023	815,000	(4,438)	(7,697)
						$(17,312)	$(10,893)
At March 31, 2023, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Notional Amount	Premium Received/ (Paid)	Fair Value
Credit Default Put Swaption	CB	0.80%	CDX.NA.IG.39	May 17, 2023	$21,100,000	$(44,310)	$(366)
Credit Default Put Swaption	CB	1.08%	CDX.NA.IG.39	May 17, 2023	25,300,000	(53,130)	(103)
Credit Default Put Swaption	CB	1.00%	CDX.NA.IG.39	May 17, 2023	27,700,000	(59,555)	(156)
Credit Default Call Swaption	BB	CDX.NA.IG.39	0.85%	May 17, 2023	23,700,000	(59,723)	(705)
Credit Default Put Swaption	BB	0.85%	CDX.NA.IG.39	May 17, 2023	23,700,000	(154,667)	(917)
						$(371,385)	$(2,247)
At March 31, 2023, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Notional Amount	Premium Received/ (Paid)	Fair Value
Credit Default Call Swaption	CB	CDX.NA.IG.39	0.88%	May 17, 2023	$25,300,000	$65,780	$1,610
Credit Default Put Swaption	CB	0.83%	CDX.NA.IG.39	May 17, 2023	27,700,000	59,555	1,299
						$125,335	$2,909
Abbreviations:
AZB	Australia New Zealand Bank
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBR-BBSW	Bank Bill Swap Rate
BNP	BNP Paribas Securities Corp
BNY	Bank of New York
BR4CDI	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CB	Citibank
CD-KSDA	Korea Securities Dealers Association
CDOR	Canadian Dollar Offered Rate
CGM	Citigroup Global Markets
CME	Chicago Mercantile Exchange
CNYOFFIRS	Chinese Yuan Renminbi off shore interest rate
DB	Deutsche Bank
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
FB	Credit Suisse
GS	Goldman Sachs
HIBOR-HKAB	Hong Kong Interbank Offered Rate
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
KRW-CD-KSDA	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NZD-BBR-FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
OIS	Overnight Indexed Swap is a swap derived from the overnight rate, which is generally fixed by the local central bank.
RBS	Royal Bank of Scotland
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SSB	State Street Bank
TD	Toronto Dominion Bank
TELBOR	Bank of Israel Interest Rate Fixings is the interest rate o inter-bank loans
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CSK	Czechoslovak Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Summary of Investments by Country as of March 31, 2023.
Country	Fair Value	Percentage of Fund Investments
United States	$187,512,371	42.31%
Japan	55,316,102	12.48
Mexico	22,400,729	5.05
Germany	21,045,174	4.75
France	16,275,986	3.67
United Kingdom	15,975,262	3.61
Canada	14,329,426	3.23
Romania	13,140,827	2.97
New Zealand	10,032,157	2.26
Spain	9,033,654	2.04
Switzerland	8,378,314	1.89
Italy	8,099,468	1.83
China	6,313,101	1.42
Netherlands	5,224,976	1.18
South Africa	4,870,563	1.10
Cayman Islands	4,395,706	0.99
Belgium	4,006,384	0.90
Greece	3,712,593	0.84
Luxembourg	3,358,572	0.76
Ireland	3,351,183	0.76
Egypt	3,229,745	0.73
Togo	2,953,722	0.67
Brazil	2,438,076	0.55
Australia	2,411,542	0.54
Indonesia	2,001,333	0.45
Iceland	1,686,361	0.38
Poland	1,573,718	0.36
Sweden	1,341,493	0.30
South Korea	1,248,895	0.28
Austria	1,158,492	0.26
Malaysia	807,158	0.18
Bermuda	766,399	0.17
Finland	739,914	0.17
Nigeria	688,127	0.16
Hungary	596,043	0.13
Singapore	592,426	0.13
Thailand	530,496	0.12
Portugal	477,306	0.11
Slovenia	293,808	0.07
Denmark	281,002	0.06
Panama	205,066	0.05
Other	161,709	0.04
Chile	109,793	0.03
Peru	95,400	0.02
Total	$443,160,572	100.00%
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased and Written Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Purchased and Written Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund held an average market value of $1,404,000 and $(727,750) in purchased options and written options, respectively, for the reporting period.

March 31, 2023

Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund held an average market value of $13,250,000 and $(119,595,750) in purchased swaptions and written swaptions, respectively, for the reporting period. As of September 30, 2022, there were no purchased or written swaptions held.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 398 long futures contracts and an average of (776) short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  The Fund held an average foreign currency contracts notional amount of $324,974,114 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $111,920,750 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $7,585,380,928 in interest rate swaps for the reporting period.

March 31, 2023